Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		$ 2,867	$ 3,245	$ 16,074		$ 9,113		$ 5,857
Net derivative gain	[1]			1		(1)		0
Revenues		2,867	3,245	16,075		9,112		5,857
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		2,106	2,488	11,506	[2]	7,640	[2]	5,195	[2]
Revenues		2,106	2,488	11,507		7,639		5,195
Suspension Fees and LNG Cover Damages Revenue
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				0		0		553
LNG-affiliate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		$ 761	$ 757	4,568		1,472		662
LNG-related party [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				$ 0		$ 1		$ 0

[1]	See Note 7-Derivative Instruments for additional information about our derivatives.
[2]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. During the year ended December 31, 2020, we recognized $553 million in LNG revenues associated with LNG cargoes for which customers notified us that they would not take delivery. We did not have revenues associated with LNG cargoes for which customers notified us that they would not take delivery during the years ended December 31, 2022 and 2021. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.